Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Truth Social God Bless America ETF
Prospectus [Line Items]
Annual Return [Percent]	14.27%	30.30%	40.31%